Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement of financial position [abstract]
Receivables due from related parties	$ 406	$ 322
Trade accounts payable and other to related parties	$ 260	$ 179
Shares authorized (in shares)	1,151,576,921	1,124,093,985
Shares issued (in shares)	1,021,903,623	1,021,903,623
Shares outstanding (in shares)	1,019,916,787	1,019,496,143
Treasury shares (in shares)	1,986,836	2,407,480